Dynamic Alternatives Fund
Schedule of Investments (Unaudited)
December 31, 2024

Portfolio Funds*	Shares	% of Net Assets		Cost	Fair Value	Initial Acquisition Date	Redemption Frequency(1)	Next Available Redemption Date

Hedge Funds

AvCap Trading Fund Global Feeder, LP	120,000	6.5%		$ 12,000,000	$ 13,106,339	10/8/2024	Annually	11/8/2025
	120,000	6.5%		$ 12,000,000	$ 13,106,339

Centiva Offshore Fund, Ltd., Series HA	114,408	5.8%		$ 10,712,774	$ 11,585,536	11/1/2022	Quarterly	4/2/2025	(2)
	114,408	5.8%		10,712,774	11,585,536

Corbin Hedged Equity Fund, LP	N/A	7.1%		12,156,299	14,103,317	11/1/2022	Monthly	1/31/2025

Mission Crest Macro Fund, Ltd., Class C, Series 0123	5,000	2.5%		5,000,000	5,070,538	1/3/2023	Monthly	1/31/2025
Mission Crest Macro Fund, Ltd., Class C, Series 0323	600	0.3%		600,000	616,397	3/1/2023	Monthly	1/31/2025
Mission Crest Macro Fund, Ltd., Class C, Series 0624	1,000	0.5%		1,000,000	1,003,480	6/1/2024	Monthly	1/31/2025
	6,600	3.3%		6,600,000	6,690,415

Pinehurst Institutional Ltd., Class B1, Series 1	2,852	3.7%		6,162,775	7,479,583	11/1/2022	Quarterly	4/2/2025	(2)
Pinehurst Institutional Ltd., Class B1, Series 152	611	0.7%		1,250,000	1,368,957	1/2/2024	Quarterly	4/2/2025	(2)
Pinehurst Institutional Ltd., Class B1, Series 153	168	0.2%		350,000	377,019	2/1/2024	Quarterly	4/2/2025	(2)
Pinehurst Institutional Ltd., Class B1, Series 154	213	0.2%		450,000	476,914	3/1/2024	Quarterly	4/2/2025	(2)
Pinehurst Institutional Ltd., Class B1, Series 155	118	0.1%		250,000	263,765	4/1/2024	Quarterly	4/2/2025	(2)
Pinehurst Institutional Ltd., Class B1, Series 156	189	0.2%		400,000	423,692	5/1/2024	Quarterly	4/2/2025	(2)
	4,151	5.1%		8,862,775	10,389,930

Total Investments - Hedge Funds		27.8%		50,331,848	55,875,537

Structured Credit

Waterfall Eden Fund, Ltd., Class B1	4	0.0%	(3)	4,239	3,768	3/1/2023	Quarterly	4/2/2025	(2)
Waterfall Eden Fund, Ltd., Class B2, Series 1	8,033	4.7%		8,020,761	9,333,831	3/1/2023	Quarterly	4/2/2025	(2)
Waterfall Eden Fund, Ltd., Class B2, Series 3	400	0.2%		400,000	440,538	3/1/2024	Quarterly	4/2/2025	(2)
Waterfall Eden Fund, Ltd., Class B2, Series 5	400	0.2%		400,000	427,919	5/1/2024	Quarterly	4/2/2025	(2)
Waterfall Eden Fund, Ltd., Class B2, Series 7	1,500	0.8%		1,500,000	1,573,231	7/1/2024	Quarterly	4/2/2025	(2)
	10,337	5.9%		10,325,000	11,779,287

Private Credit

NB Credit Opportunities II Cayman LP (4)(5)	N/A	2.6%		4,878,512	5,186,190	6/1/2023	N/A	N/A

Merchants Healthcare Fund 1 Onshore	N/A	5.3%		10,400,000	10,704,779	4/1/2024	Quarterly	N/A

		7.9%		15,278,512	15,890,969

Total Investments - Portfolio Funds		41.6%		75,935,360	83,545,793

Interval Funds

Private Credit

Cliffwater Corporate Lending Fund	2,386,393	12.7%		25,454,571	25,343,497	11/1/2022	Quarterly	10/14/2024

Structured Credit
1WS Credit Income Fund	564,263	5.5%		11,000,000	10,890,283	6/13/2024	Quarterly	10/9/2024

		18.2%		36,454,571	36,233,780

Business Development Companies

Private Credit

Blackstone Private Credit Fund, Class I	441,309	5.6%		11,000,000	11,218,069	2/1/2023	Quarterly	4/2/2025

Closed-End Funds

Private Equity

AMG Pantheon Fund, LLC, Class 2	428,538	5.6%		8,918,011	11,300,554	11/1/2022	Quarterly	4/2/2025

Stepstone Private Markets, Institutional Class	191,236	5.3%		9,710,000	10,529,442	12/18/2023	Quarterly	3/17/2025

Total Investments - Closed-End Funds		10.9%		18,628,011	21,829,996

Direct Investments

Private Equity

TWG Flying Wasp, LLC(4)	N/A	3.4%		6,910,000	6,910,000	12/20/24

Private Real Estate
Rock Bridge ZaZa Port, LLC	N/A	5.0%		10,000,000	10,000,000	12/13/24

Total Direct Investments		8.4%		16,910,000	16,910,000

Open-End Mutual Funds

Structured Credit

Axonic Strategic Income Fund, Institutional Class	1,198,352	5.3%		10,562,774	10,701,281

FPA New Income, Inc.	951,860	4.7%		9,100,000	9,299,669

Total Investments - Open-End Mutual Funds		10.0%		19,662,774	20,000,950

Money Market Funds

Goldman Sachs Financial Square Government Fund, Institutional Class, 4.46% (6)	29,593,493	14.8%		29,593,493	29,593,493

Total Investments		109.5%		$ 208,184,209	$ 219,332,081

Liabilities in Excess of Other Assets		(9.5)%			(19,039,775)

Net Assets		100.0%			$ 200,292,306

* Non-income producing security.
(1) Certain redemptions may be subject to various restrictions and limitations such as redemption penalties on investments liquidated within a certain period subsequent to investment (e.g., a soft or hard lock-up), investor-level gates and/or Portfolio Fund-level gates. Redemption notice periods range from 10 to 100 days.
(2) Subject to 25% investor level quarterly gate.
(3) Amount is less than 0.05%.
(4) There were $879,991 in unfunded commitments for NB Credit Opportunities II Cayman LP as of September 30, 2024 and $3,100,000 for TWG Flying Wasp, LLC as of December 31, 2024. There were no other unfunded commitments as of December 31, 2024 for any other Portfolio Funds or securities.
(5) Subject to eight year hard lock-up, with three one-year extensions.
(6) Rate disclosed is the seven day effective yield as of December 31, 2024.
(7) The rate shown represents effective yield at time of purchase.